Accounts payable and accrued liabilities - Disclosure of detailed information about trade and other payables (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts payable and accrued liabilities [abstract]
Trade payables	$ 3,140	$ 648
Other payables	4,024	3,745
Accrued interests on long-term debt	701	131
Other accrued liabilities	344	2,301
Total accounts payable and accrued liabilities	$ 8,209	$ 6,825